EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS/(LOSS) PER SHARE
Schedule of basic earnings per share and diluted earnings/(loss) per share

Basic earnings per share and diluted earnings/(loss) per share have been calculated as follows (RMB in thousands, except for share and per share data):

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net income	1,565,139	6,452,554	13,487
Less: Net (income)/loss attributable to non-controlling interests	(944,633)	(3,005,111)	76,979
Less: Net income attributable to redeemable non-controlling interests	—	—	(35,926)
Net income attributable to JinkoSolar’s ordinary shareholders	620,506	3,447,443	54,540
Dilutive effects of convertible senior notes	—	(5,574)	(320,243)
Numerator for diluted income/(loss) per share	620,506	3,441,869	(265,703)

Denominator:
Denominator for basic earnings per share–weighted average number of ordinary shares outstanding	198,004,260	207,705,476	208,607,597
Dilutive effects of share options	2,404,234	6,920,728	—
Dilutive effects of convertible senior notes	—	11,486,880	1,374,243
Dilutive effects of convertible notes issued by Jiangxi Jinko	—	—	—

Denominator for diluted calculation–weighted average number of ordinary shares outstanding	200,408,494	226,113,084	209,981,840
Basic earnings per share attributable to JinkoSolar’s ordinary shareholders	3.13	16.60	0.26
Diluted earnings/(loss) per share attributable to JinkoSolar’s ordinary shareholders	3.10	15.23	(1.27)